UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 6, 2010
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$260,838 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







AMERICAN CAMPUS CMNTYS
COM
024835100
$3,533.37
129,475
Sole
None
129,475
AMEDISYS INC COM
023436108
$5,014.60
114,020
Sole
None
114,020
ART TECHNOLOGY GROUP COM
04289l107
$339.59
99,295
Sole
None
99,295
ADMINISTAFF INC COM
007094105
$5,094.26
210,855
Sole
None
210,855
AMERICAN EXPRESS CO COM
025816109
$5,409.84
136,268
Sole
None
136,268
BANK OF AMERICA CORP COM
060505104
$201.88
14,049
Sole
None
14,049
FRANKLIN RES INC COM
354613101
$4,211.42
48,862
Sole
None
48,862
BAKER HUGHES INC COM
057224107
$1,076.66
25,900
Sole
None
25,900
BIOELECTRONICS CORP COM
09062H108
$1.15
60,000
Sole
None
60,000
BIG LOTS INC COM
089302103
$4,132.94
128,792
Sole
None
128,792
BAKBONE SOFTWARE INC COM
057101107
$22.33
101,500
Sole
None
101,500
BRISTOL-MYERS SQUIBB CO COM
110122108
$324.87
13,026
Sole
None
13,026
BP PLC SPONSORED ADR
055622104
$275.57
9,542
Sole
None
9,542
CATERPILLAR INC DEL COM
149123101
$219.26
3,650
Sole
None
3,650
COMCAST CORP COM CL A
20030N101
$5,853.79
337,006
Sole
None
337,006
CISCO SYS INC COM
17275R102
$3,848.82
180,611
Sole
None
180,611
CEL-SCI CORP COM NEW
150837409
$4.90
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$1,919.15
28,281
Sole
None
28,281
DATATRAK INTL INC COM
238134100
$5.00
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$4,222.53
129,605
Sole
None
129,605
WALT DISNEY CO COM
254687106
$4,956.67
157,355
Sole
None
157,355
ESTEE LAUDER COS INC COM
518439104
$6,436.98
115,503
Sole
None
115,503
E MED FUTURE INC COM
26875d108
$1.33
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$5,562.43
56,546
Sole
None
56,546
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$4,908.35
433,600
Sole
None
433,600
FEC RESOURCES INC COM
30246x108
$2.56
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$323.30
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,754.61
102,429
Sole
None
102,429
GENERAL ELEC CO COM
369604103
$3,589.41
248,919
Sole
None
248,919
GATX CORP COM
361448103
$4,141.54
155,230
Sole
None
155,230
GENCORP INC COM
368682100
$3,954.75
902,912
Sole
None
902,912
HEWLETT PACKARD CO COM
428236103
$5,068.17
117,102
Sole
None
117,102
INTERNATIONAL BUS MACH
COM
459200101
$355.13
2,876
Sole
None
2,876
INTEL CORP COM
458140100
$5,279.43
271,436
Sole
None
271,436
JO-ANN STORES INC COM
47758P307
$6,852.89
182,695
Sole
None
182,695
JOHNSON & JOHNSON COM
478160104
$3,864.02
65,425
Sole
None
65,425
J P MORGAN CHASE & CO COM
46625H100
$1,449.90
39,604
Sole
None
39,604
NORDSTROM INC COM
655664100
$3,997.68
124,190
Sole
None
124,190
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$4,028.48
116,195
Sole
None
116,195
KIMBERLY CLARK CORP COM
494368103
$215.60
3,556
Sole
None
3,556
KENNAMETAL INC COM
489170100
$3,690.78
145,135
Sole
None
145,135
LOEWS CORP COM
540424108
$2,172.88
65,232
Sole
None
65,232
LKQ CORP COM
501889208
$3,216.48
166,830
Sole
None
166,830
GRAND CANYON ED INC COM
38526M106
$5,780.86
246,729
Sole
None
246,729
LIQUIDITY SERVICES INC COM
53635B107
$5,231.42
403,659
Sole
None
403,659
LULULEMON ATHLETICA IN COM
550021109
$5,189.18
139,419
Sole
None
139,419
LUBRIZOL CORP COM
549271104
$6,925.13
86,230
Sole
None
86,230
LAZARD FDS INC EMERG MKT
RETL
52106n764
$3,695.90
209,756
Sole
None
209,756
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$229.08
4,900
Sole
None
4,900
MOTOROLA
620076109
$1,175.37
180,271
Sole
None
180,271
MERCK & CO INC NEW COM
58933Y105
$4,808.83
137,513
Sole
None
137,513
MICROSOFT CORP COM
594918104
$2,551.99
110,908
Sole
None
110,908
NORDSON CORP COM
655663102
$7,101.69
126,635
Sole
None
126,635
NEWFIELD EXPL CO COM
651290108
$6,291.02
128,756
Sole
None
128,756
NORTHROP GRUMMAN CORP
COM
666807102
$3,814.12
70,061
Sole
None
70,061
NATIONAL SEMICONDUCTOR
COM
637640103
$2,931.92
217,825
Sole
None
217,825
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,347.57
684,708
Sole
None
684,708
ORACLE CORP COM
68389X105
$5,720.01
266,543
Sole
None
266,543
PETSMART INC COM
716768106
$4,337.99
143,785
Sole
None
143,785
PFIZER INC COM
717081103
$257.55
18,061
Sole
None
18,061
PROCTER & GAMBLE CO COM
742718109
$368.90
6,150
Sole
None
6,150
PROGRESSIVE CORP OHIO COM
743315103
$2,277.29
121,650
Sole
None
121,650
PULTE GROUP INC COM
745867101
$2,583.21
311,982
Sole
None
311,982
PHILIP MORRIS INTL INC COM
718172109
$334.68
7,301
Sole
None
7,301
TRANSOCEAN INC COM
H8817H100
$2,627.10
56,704
Sole
None
56,704
STARBUCKS CORP COM
855244109
$859.49
35,370
Sole
None
35,370
SCHWAB CHARLES CORP NEW
COM
808513105
$3,945.94
278,275
Sole
None
278,275
SMITH INTL INC COM
832110100
$3,712.29
98,600
Sole
None
98,600
SCHLUMBERGER LTD COM
806857108
$3,709.77
67,036
Sole
None
67,036
SIMON PPTY GROUP NEW COM
828806109
$5,740.92
71,095
Sole
None
71,095
SKYWORKS SOLUTIONS INC COM
83088m102
$4,101.29
244,270
Sole
None
244,270
TERADYNE INC COM
880770102
$5,502.32
564,340
Sole
None
564,340
TENET HEALTHCARE CORP COM
88033G100
$4,730.97
1,090,085
Sole
None
1,090,085
TRAVELERS COMPANIES COM
89417e109
$4,399.11
89,322
Sole
None
89,322
TETRA TECH INC NEW COM
88162G103
$5,918.55
301,813
Sole
None
301,813
TIME WARNER INC COM
887317303
$3,142.46
108,698
Sole
None
108,698
WELLS FARGO & CO NEW COM
949746101
$3,643.44
142,322
Sole
None
142,322
WEYERHAEUSER CO COM
962166104
$4,146.21
117,790
Sole
None
117,790
WYNDHAM WORLDWIDE CORP
COM
98310W108
$5,476.55
271,924
Sole
None
271,924
EXXON CORP COM
30231G102
$692.33
12,131
Sole
None
12,131









$260,837.74
81